FAIR VALUE OF ASSETS AND LIABILITIES (Details Textual) $ in Millions	12 Months Ended
	Dec. 31, 2018 COP ($)	Dec. 31, 2017 COP ($)
Disclosure of fair value of assets and liabilities [Line Items]
Ratio between monthly gross income and real estate value	0.76%	0.75%
Trading equity securities [member]
Disclosure of fair value of assets and liabilities [Line Items]
Transfers out of Level 3 of fair value hierarchy, assets	$ 0	$ (51,403)
Unrealized gains and losses	$ 130,453	$ 116,051
Terminal rate [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Interest rate, significant unobservable inputs, assets	8.33%	8.55%
Direct capitalization-initial rate [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Interest rate, significant unobservable inputs, assets	8.05%	8.12%
Discounted cash flow [member]
Disclosure of fair value of assets and liabilities [Line Items]
Interest rate, significant unobservable inputs, assets	11.19%	11.36%
Securities issued by other financial institutions [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Transfers out of Level 3 of fair value hierarchy, assets		$ 30,951
Corporate bonds [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	$ 2,700	2,700
Corporate bonds [Member] | Discounted cash flow [member]
Disclosure of fair value of assets and liabilities [Line Items]
Interest rate, significant unobservable inputs, assets	0.27%
Equity Securities [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Transfers out of Level 3 of fair value hierarchy, assets		51,403
Securities issued by the Colombian Government [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	$ 826,618	826,618
Derrivative Foreign Exchange Contracts And Interest Rate Contracts [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Transfers out of Level 3 of fair value hierarchy, assets	21,792
Debt Securities [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Unrealized gains and losses	$ 58,736	$ 73,505
Associates [member]
Disclosure of fair value of assets and liabilities [Line Items]
Interest rate, significant unobservable inputs, assets	11.83%	12.13%
Revenue multiple, significant unobservable inputs, assets	3.63	1.29